UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 122.6%
County/City/Special	Erie County, New York, IDA, School Facility Revenue
District/School District - 29.4%	Bonds (City of Buffalo Project), Series A, 5.75%,
	5/01/25 (a)	$ 1,000	$ 1,057,900
	Haverstraw-Stony Point Central School District, New York,
	GO, 3%, 10/15/26 (a)	910	698,498
	Hudson Yards Infrastructure Corporation, New York,
	Revenue Bonds, Series A, 5%, 2/15/47 (b)	3,000	2,542,200
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 6.375%, 1/01/39 (c)	150	164,486
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	3,225	2,559,650
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Yankee Stadium Project), 4.75%, 3/01/46 (e)	1,000	781,260
	New York City, New York, City Transitional Finance
	Authority, Building Aid Revenue Bonds, Series S-2, 5%,
	1/15/37 (a)(b)	850	831,266
	New York City, New York, City Transitional Finance
	Authority, Future Tax Secured, Revenue Refunding Bonds,
	Series B, 5%, 5/01/30 (d)	3,265	3,290,369
	New York City, New York, GO, Sub-Series C-3, 5.75%,
	8/15/28 (c)	1,000	1,083,470
	New York City, New York, GO, Sub-Series J-1, 4.50%,
	5/15/30	500	469,480
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/32 (d)	6,000	6,121,500
	New York Convention Center Development Corporation,
	New York, Revenue Bonds (Hotel Unit Fee Secured), 5%,
	11/15/44 (d)	6,175	5,469,692
			25,069,771
Education - 30.2%	Herkimer County, New York, IDA, Civic Facility Revenue
	Bonds (Herkimer College Foundation Inc.), 6.25%, 8/01/34	1,000	800,620
Madison County, New York, IDA, Civic Facility Revenue Bonds
	(Colgate University Project), Series A, 5%, 7/01/30 (d)	1,000	1,013,040
	New York City, New York, City Transitional Finance
	Authority, Building Aid Revenue Bonds, Series S-4, 5.50%,
	1/15/33 (c)	1,000	1,004,090
	New York City, New York, IDA, Civic Facility Revenue
	Bonds (Lycee Francais de New York Project), Series A,
	5.375%, 6/01/23 (f)	2,500	2,191,700

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City, New York, Trust for Cultural Resources
	Revenue Refunding Bonds (American Museum of Natural
	History), Series A, 5%, 7/01/44 (e)	$ 2,000	$ 1,926,320
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai School of
	Medicine of New York University), 5%, 7/01/35 (e)	2,500	2,418,525
	New York State Dormitory Authority Revenue Bonds
	(Brooklyn Law School), Series B, 5.125%, 7/01/30 (g)	4,000	3,655,520
	New York State Dormitory Authority Revenue Bonds
	(Fashion Institute of Technology Student Housing
	Corporation), 5.125%, 7/01/14 (b)(h)	2,500	2,860,550
	New York State Dormitory Authority Revenue Bonds (New
	York University), Series 2, 5%, 7/01/41 (d)	7,000	6,933,360
	New York State Dormitory Authority Revenue Bonds (SS
	Joachim and Anne Residence), 5.25%, 7/01/27	3,000	2,879,730
			25,683,455
Health - 22.0%	New York State Dormitory Authority, Hospital Revenue
	Bonds (Lutheran Medical Center), 5%, 8/01/31 (e)(i)	4,500	4,493,700
	New York State Dormitory Authority, Hospital Revenue
	Refunding Bonds (New York and Presbyterian Hospital),
	5%, 8/01/32 (d)(i)	4,000	3,978,000
	New York State Dormitory Authority, Mortgage Hospital
	Revenue Bonds (Saint Barnabas Hospital), Series A, 5%,
	2/01/31 (d)(i)	5,000	4,993,100
	New York State Dormitory Authority, Non-State Supported
	Debt Revenue Bonds (Presbyterian Hospital of New York),
	5.25%, 2/15/31 (a)(i)	500	505,405
	New York State Dormitory Authority, Non-State Supported
	Debt Revenue Refunding Bonds (Saint Luke's Roosevelt
	Hospital), 4.90%, 8/15/31 (i)	750	703,605
	New York State Dormitory Authority Revenue Bonds
	(Hudson Valley Hospital Center), 5%, 8/15/36 (a)(i)(j)	2,000	2,009,220
	New York State Dormitory Authority, Revenue Refunding
	Bonds (Winthrop S. Nassau University), Series A, 5.25%,
	7/01/31 (d)	2,000	2,011,220
			18,694,250
State - 9.5%	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (School District Financing
	Program), Series A, 5%, 10/01/35 (a)	1,000	986,950
	New York State Dormitory Authority Revenue Bonds
	(School Districts Financing Program), Series D, 5%,
	10/01/30 (e)	3,500	3,450,090
	New York State Dormitory Authority, Revenue Refunding
	Bonds (School District Financing Program), Series A, 5%,
	4/01/31 (e)	2,000	1,960,800
	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	600	644,562

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, State Supported
	Debt Revenue Bonds (Mental Health Services Facilities),
	Series A, 5%, 2/15/22 (a)	$ 1,000	$ 1,045,280
			8,087,682
Transportation - 23.1%	Metropolitan Transportation Authority, New York,
	Revenue Bonds, Series C, 6.50%, 11/15/28	750	830,385
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.25%, 11/15/31 (b)(e)	4,250	4,255,227
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series E, 5.25%, 11/15/31 (b)(e)	2,660	2,663,272
	Metropolitan Transportation Authority, New York, Service
	Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (d)	8,000	8,029,120
	New York State Thruway Authority, General Revenue
	Refunding Bonds, Series H, 5%, 1/01/37 (a)(b)	4,000	3,906,200
			19,684,204
Utilities - 8.4%	Long Island Power Authority, New York, Electric System
	Revenue Bonds, Series C, 5.25%, 9/01/29 (k)	1,000	1,022,540
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 6%, 5/01/33 (c)	2,000	2,164,620
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.75%, 4/01/39 (c)	1,690	1,798,245
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series F, 4.25%, 5/01/33 (e)	1,415	1,180,520
	New York City, New York, City Municipal Water Finance
	Authority, Second General Resolution, Water and Sewer
	System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	400	420,632
	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series
	A, 5.75%, 6/15/40	500	536,215
			7,122,772
	Total Municipal Bonds in New York		104,342,134
Puerto Rico - 15.2%
Education - 4.1%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds
	(University Plaza Project), Series A, 5%, 7/01/33 (e)	1,000	878,010
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities, Revenue Refunding Bonds
	(Polytechnic University), Series A, 5%, 8/01/32 (f)	4,000	2,621,040
			3,499,050
State - 4.1%	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/27 (e)	1,000	1,004,100
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC,
	5.50%, 7/01/31 (a)	1,000	1,047,160
	Puerto Rico Municipal Finance Agency, GO, Series A, 5%,
	8/01/30 (a)	1,000	985,800

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Refunding Bonds, Series M-3, 6%,
	7/01/28 (e)(l)	$ 500	$ 499,405
			3,536,465
Transportation - 2.6%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Bonds, Series Y, 6.25%,
	7/01/21 (a)	2,000	2,180,900
Utilities - 4.4%	Puerto Rico Commonwealth Aqueduct and Sewer
	Authority, Senior Lien Revenue Bonds, Series A, 5.125%,
	7/01/47 (c)	1,925	1,820,511
	Puerto Rico Electric Power Authority, Power Revenue
	Refunding Bonds, Series VV, 5.25%, 7/01/30 (b)(e)	2,000	1,921,060
			3,741,571
	Total Municipal Bonds in Puerto Rico		12,957,986
	Total Municipal Bonds - 137.8%		117,300,120
	Municipal Bonds Transferred to Tender Option
	Bond Trusts (m)
New York - 18.3%
Transportation - 18.3%	Metropolitan Transportation Authority, New York,
	Revenue Refunding Bonds, Series A, 5%, 11/15/30 (a)	6,080	6,125,904
	Triborough Bridge and Tunnel Authority, New York,
	Revenue Refunding Bonds, 5%, 11/15/32 (e)	9,404	9,456,878
	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 18.3%		15,582,782
	Total Long-Term Investments
	(Cost - $137,216,782) - 156.1%		132,882,902
	Short-Term Securities
New York - 0.1%	New York City, New York, GO, Refunding, VRDN,
	Series H, Sub-Series H-3, 0.28%, 6/01/09 (a)(n)	50	50,000
		Shares
Money Market Fund - 2.6%	CMA New York Municipal Money Fund, 0.04% (o)(p)	2,210,559	2,210,559
	Total Short-Term Securities
	(Cost - $2,260,559) - 2.7%		2,260,559
	Total Investments (Cost - $139,477,341*) - 158.8%		135,143,461
	Other Assets Less Liabilities - 1.1%		972,887
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (10.9)%		(9,312,193)
	Preferred Shares, at Redemption Value - (49.0)%		(41,681,402)
	Net Assets Applicable to Common Shares - 100.0%		$ 85,122,753

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 129,955,286
Gross unrealized appreciation	$ 1,343,907
Gross unrealized depreciation	(5,464,472)
Net unrealized depreciation	$ (4,120,565)

(a) FSA Insured.
(b) FGIC Insured.
(c) Assured Guaranty Insured.
(d) AMBAC Insured.
(e) NPFGC Insured.
(f) ACA Insured.
(g) XL Capital Insured.
(h) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i) FHA Insured.
(j) BHAC Insured.
(k) CIFG Insured.
(l) Commonwealth Guaranteed.
(m) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n) Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(o) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	2,210,259	$ 11,755

(p) Represents the current yield as of report date.

• Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,210,559
Level 2	132,932,902
Level 3	-
Total	$ 135,143,461

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 15, 2009